Net Carrying Values of Debt Securities by Contractual Maturity (Detail) $ in Thousands	May 31, 2017 USD ($)
Available-for-Sale Securities, amortized cost
Less than one year, amortized cost	$ 4,618
One year through five years, amortized cost	13,894
Six years through ten years, amortized cost	3,149
After ten years, amortized cost	1,221
Available-for-sale Debt Securities, Amortized Cost Basis, Total	22,882
Available-for-Sale Securities, fair value
Less than one year, fair value	4,617
One year through five years, fair value	13,824
Six years through ten years, fair value	3,152
After ten years, fair value	1,323
Marketable debt securities, carrying value	$ 22,916